Cash, Cash Equivalents, and Marketable Securities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash, Cash Equivalents, and Marketable Securities (Details) [Line Items]
Deposits term	$ 1,100,000
Letter of Credit [Member]
Cash, Cash Equivalents, and Marketable Securities (Details) [Line Items]
Issuance of credit amount	$ 1,257,500